Segment reporting - Additional Information (Details) € in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€) segment	Dec. 31, 2016 EUR (€)	Mar. 31, 2015 EUR (€)
Operating Segments [Abstract]
Number of operating segments | segment		1
Share-based payment charges	€ 0.0	€ 2.6	€ 1.2	€ 0.0
Adjustments for acquisition related costs		€ 3.0